BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
May 31, 2019
Statements [Line Items]
Disclosure of detailed information about foreign exchange rates used [Table Text Block]
Rand/USD
Period-end rate:	R14.6127 (August 31, 2018 R14.6883)
9-month period average rate:	R14.2436 (May 31, 2018 R12.7354)

CAD/USD
Period-end rate:	CAD$1.3527 (August 31, 2018 CAD$1.3055)
9-month period average rate:	CAD$1.3267 (May 31, 2018 CAD$1.2665)